Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash Flows From Operating Activities
Net income	$ 6,465	$ 6,610	$ 7,877
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	635	627	564
Net amortization (accretion) of deferred fees and costs, premiums and discounts	105	(18)	(326)
Provision for Loan Losses	777	762	247
Net loss on disposal of premises and equipment		3	9
Realized gain on sale of securities available for sale	(295)	(647)
Realized gain on sale of securities held to maturity	(271)
Loss on extinguishment of debt		527
Loss on write-down of land held for sale		99	156
Loss on write-down of real estate owned	11	46	38
(Gain) loss on sale of real estate owned	(75)	1	1
(Increase) decrease in interest receivable	(104)	750	624
Deferred income tax (benefit) expense	(433)	119	(265)
(Increase) decrease in other assets	(546)	734	620
Increase (decrease) in accrued interest payable	92	(115)	(59)
Increase (decrease) in other liabilities	434	(328)	354
Increase in cash surrender value of bank owned life insurance	(1,038)	(922)	(862)
ESOP shares committed to be released	912	782	751
Restricted stock expense	61	62	62
Stock option expense	44	76	127
Increase in deferred compensation obligation under Rabbi Trust	54	19	21
Net Cash Provided by Operating Activities	6,828	9,187	9,939
Proceeds from calls, maturities and repayments of:
Securities available for sale	6,902	60,533	37,816
Securities held to maturity	99,852	229,071	249,104
Proceeds from sale of securities available for sale	4,659	8,827	0
Proceeds from sale of securities held to maturity	5,579
Redemptions of Federal Home Loan Bank of New York stock	58	2,130	847
Purchases of:
Securities available for sale		(15,000)	(70,004)
Securities held to maturity	(64,341)	(184,835)	(219,776)
Loans receivable	(77,989)	(48,600)	(20,788)
Bank owned life insurance	(5,500)	(7,000)
Premises and equipment	(191)	(396)	(373)
Federal Home Loan Bank of New York stock	(4,050)	(900)
Net (increase) decrease in loans receivable	(50,788)	27,762	25,383
Proceeds from sale of real estate owned	645	92	135
Net Cash (Used in) Provided by Investing Activities	(85,164)	71,684	2,344
Cash Flows From Financing Activities
Net increase (decrease) in deposits	220	(62,583)	(11,110)
Net increase in short-term advances from Federal Home Loan Bank of New York	30,000
Proceeds from long-term advances from Federal Home Loan Bank of New York	60,000	5,000
Payments on advances from Federal Home Loan Bank of New York		(31,706)	(16,989)
Stock subscription deposits received	154,345
Net increase (decrease) in payments by borrowers for taxes and insurance	1,056	(68)	116
Exercise of stock options	3,705	299
Dividends paid	(4,647)	(6,153)	(2,109)
Purchase of treasury stock	(15)	(27)	(11)
Income tax benefit from stock based compensation	357	6	8
Net Cash Provided by (Used in) Financing Activities	245,021	(95,232)	(30,095)
Net Increase (Decrease) in Cash and Cash Equivalents	166,685	(14,361)	(17,812)
Cash and Cash Equivalents-Beginning	25,896	40,257	58,069
Cash and Cash Equivalents-Ending	192,581	25,896	40,257
Cash Paid During the Period for:
Interest on deposits and borrowings	9,769	11,952	16,208
Income taxes paid	3,144	3,995	4,717
Non cash activities:
Transfer from loans receivable to real estate owned	366	215	177
Amount (settled with) due brokers for security purchases	$ (3,050)	$ 3,050